Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 965	$ 362
Net amount recognized in the statement of financial position	965	362
Other offsetting agreements	(954)	(352)
Total net amount	11	10
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(6,804)	(4,151)
Net amount recognized in the statement of financial position	(6,804)	(4,151)
Other offsetting agreements	954	352
Total net amount	$ (5,851)	$ (3,799)